UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Developed Real Estate Index Fund
iShares FTSE NAREIT All Equity REIT Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
1/31/2026
Date of reporting period:
1/31/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Annual Shareholder Report — January 31, 2026

This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.31%
How did the Fund perform last year ?
  For the reporting period ended January 31, 2026, the Fund’s Institutional Shares returned 12.47%.
  For the same period, the Fund’s benchmark, the FTSE All World Index (Net) returned 22.24%, while the FTSE EPRA Nareit Developed Index (Net) returned 11.74%.
During the first quarter of 2025, markets came under pressure as the U.S. administration announced and partially implemented tariffs, increasing uncertainty. The sell‑off briefly pushed the S&P 500 into correction territory in mid‑March. The Federal Open Market Committee (“FOMC”) held rates at 4.25%–4.50% with a cautious stance. European equities were resilient, supported by European Central Bank (“ECB”) rate cuts in March 2025. Japanese equities were volatile during February and March 2025.
In the second quarter, volatility peaked in April 2025 before easing after a 90‑day pause on most proposed U.S. tariffs. The FOMC kept rates steady as inflation trended toward 2%. European equities advanced as the ECB paused easing, while Japanese equities rebounded on stimulus measures and a stable yen.
During the third quarter, strong earnings and enthusiasm around artificial intelligence (“AI”) supported markets, although uncertainty remained as reciprocal tariffs took effect across more than 60 countries while U.S. tariffs on imports from China stayed on pause. The FOMC held rates in July 2025 before cutting rates in September to 4.00%–4.25%. European equities advanced as the ECB held rates at 2.0%, while Japanese equities extended gains.
In the final quarter of 2025, U.S. equities posted modest gains amid volatility driven by AI valuation concerns, a U.S. government shutdown, and weaker labor data. Unemployment rose to 4.6% in November 2025, prompting rate cuts in October and December, ending the year at 3.50%–3.75%. European equities continued to grow as the ECB held rates steady at 2.0%. Japanese equities rose further on inflation above 2% and wage growth, with the Bank of Japan raising rates to 0.75% in December 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 1, 2016 through January 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.47%	4.35%	4.65%
FTSE All World Index (Net)	22.24	11.97	12.73
FTSE EPRA Nareit Developed Index (Net)	11.74	3.69	4.09
Key Fund statistics
Net Assets	$284,799,440
Number of Portfolio Holdings	356
Net Investment Advisory Fees	$117,853
Portfolio Turnover Rate	24%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.2%
Japan	9.6%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.5%
Singapore	3.3%
Canada	2.1%
Germany	1.9%
Sweden	1.8%
France	1.8%
Other#	4.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after January 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year primarily due to a decrease in the Fund’s average net assets.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Annual Shareholder Report — January 31, 2026
BIRDX-01/26-AR

iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Annual Shareholder Report — January 31, 2026

This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	0.51%
How did the Fund perform last year ?
  For the reporting period ended January 31, 2026, the Fund’s Investor A Shares returned 12.16%.
  For the same period, the Fund’s benchmark, the FTSE All World Index (Net) returned 22.24%, while the FTSE EPRA Nareit Developed Index (Net) returned 11.74%.
During the first quarter of 2025, markets came under pressure as the U.S. administration announced and partially implemented tariffs, increasing uncertainty. The sell‑off briefly pushed the S&P 500 into correction territory in mid‑March. The Federal Open Market Committee (“FOMC”) held rates at 4.25%–4.50% with a cautious stance. European equities were resilient, supported by European Central Bank (“ECB”) rate cuts in March 2025. Japanese equities were volatile during February and March 2025.
In the second quarter, volatility peaked in April 2025 before easing after a 90‑day pause on most proposed U.S. tariffs. The FOMC kept rates steady as inflation trended toward 2%. European equities advanced as the ECB paused easing, while Japanese equities rebounded on stimulus measures and a stable yen.
During the third quarter, strong earnings and enthusiasm around artificial intelligence (“AI”) supported markets, although uncertainty remained as reciprocal tariffs took effect across more than 60 countries while U.S. tariffs on imports from China stayed on pause. The FOMC held rates in July 2025 before cutting rates in September to 4.00%–4.25%. European equities advanced as the ECB held rates at 2.0%, while Japanese equities extended gains.
In the final quarter of 2025, U.S. equities posted modest gains amid volatility driven by AI valuation concerns, a U.S. government shutdown, and weaker labor data. Unemployment rose to 4.6% in November 2025, prompting rate cuts in October and December, ending the year at 3.50%–3.75%. European equities continued to grow as the ECB held rates steady at 2.0%. Japanese equities rose further on inflation above 2% and wage growth, with the Bank of Japan raising rates to 0.75% in December 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 1, 2016 through January 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.16%	4.05%	4.36%
FTSE All World Index (Net)	22.24	11.97	12.73
FTSE EPRA Nareit Developed Index (Net)	11.74	3.69	4.09
Key Fund statistics
Net Assets	$284,799,440
Number of Portfolio Holdings	356
Net Investment Advisory Fees	$117,853
Portfolio Turnover Rate	24%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.2%
Japan	9.6%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.5%
Singapore	3.3%
Canada	2.1%
Germany	1.9%
Sweden	1.8%
France	1.8%
Other#	4.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Annual Shareholder Report — January 31, 2026
BARDX-01/26-AR

iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Annual Shareholder Report — January 31, 2026

This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28	0.26%
How did the Fund perform last year ?
  For the reporting period ended January 31, 2026, the Fund’s Class K Shares returned 12.55%.
  For the same period, the Fund’s benchmark, the FTSE All World Index (Net) returned 22.24%, while the FTSE EPRA Nareit Developed Index (Net) returned 11.74%.
During the first quarter of 2025, markets came under pressure as the U.S. administration announced and partially implemented tariffs, increasing uncertainty. The sell‑off briefly pushed the S&P 500 into correction territory in mid‑March. The Federal Open Market Committee (“FOMC”) held rates at 4.25%–4.50% with a cautious stance. European equities were resilient, supported by European Central Bank (“ECB”) rate cuts in March 2025. Japanese equities were volatile during February and March 2025.
In the second quarter, volatility peaked in April 2025 before easing after a 90‑day pause on most proposed U.S. tariffs. The FOMC kept rates steady as inflation trended toward 2%. European equities advanced as the ECB paused easing, while Japanese equities rebounded on stimulus measures and a stable yen.
During the third quarter, strong earnings and enthusiasm around artificial intelligence (“AI”) supported markets, although uncertainty remained as reciprocal tariffs took effect across more than 60 countries while U.S. tariffs on imports from China stayed on pause. The FOMC held rates in July 2025 before cutting rates in September to 4.00%–4.25%. European equities advanced as the ECB held rates at 2.0%, while Japanese equities extended gains.
In the final quarter of 2025, U.S. equities posted modest gains amid volatility driven by AI valuation concerns, a U.S. government shutdown, and weaker labor data. Unemployment rose to 4.6% in November 2025, prompting rate cuts in October and December, ending the year at 3.50%–3.75%. European equities continued to grow as the ECB held rates steady at 2.0%. Japanese equities rose further on inflation above 2% and wage growth, with the Bank of Japan raising rates to 0.75% in December 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 1, 2016 through January 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.55%	4.41%	4.71%
FTSE All World Index (Net)	22.24	11.97	12.73
FTSE EPRA Nareit Developed Index (Net)	11.74	3.69	4.09
Key Fund statistics
Net Assets	$284,799,440
Number of Portfolio Holdings	356
Net Investment Advisory Fees	$117,853
Portfolio Turnover Rate	24%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.2%
Japan	9.6%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.5%
Singapore	3.3%
Canada	2.1%
Germany	1.9%
Sweden	1.8%
France	1.8%
Other#	4.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after January 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year primarily due to a decrease in the Fund’s average net assets.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Annual Shareholder Report — January 31, 2026
BKRDX-01/26-AR

iShares FTSE NAREIT All Equity REIT Index Fund
BREBX
Annual Shareholder Report — January 31, 2026

This annual shareholder report contains important information about iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FTSE NAREIT All Equity REIT Index Fund	$0	0.00%
How did the Fund perform last year ?
  For the reporting period ended January 31, 2026, the Fund returned 4.08%.
  For the same period, the Fund’s benchmark, the MSCI USA Index returned 15.75% and the FTSE Nareit All Equity REIT Index returned 4.07%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by holdings of Welltower, Inc. (senior rental housing), Prologis, Inc. (warehouses/distribution centers), Realty Income Corp. (commercial real estate), Ventas, Inc. (senior housing and medical facilities), and Simon Property Group, Inc. (shopping malls).
What detracted from performance?
The biggest detractors included holdings of Equinix, Inc. (data centers), Alexandria Real Estate Equity, Inc. (office buildings and laboratories), Avalon Bay Communities, Inc. (apartments), Weyerhaeuser Co. (timberlands), and Americold Realty Trust, Inc. (temperature-controlled warehouses).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 8, 2024 through January 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares FTSE NAREIT All Equity REIT Index Fund	4.08%	(0.29)%
MSCI USA Index	15.75	16.92
FTSE Nareit All Equity REIT Index	4.07	(0.27)
Key Fund statistics
Net Assets	$2,064,086,750
Number of Portfolio Holdings	141
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	15%
The Fund commenced operations on October 8, 2024.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	35.0%
Health Care REITs	17.2%
Retail REITs	15.2%
Industrial REITs	12.4%
Residential REITs	12.1%
Office REITs	3.0%
Hotel & Resort REITs	2.3%
Diversified REITs	2.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Welltower, Inc.	9.3%
Prologis, Inc.	8.7%
American Tower Corp.	6.1%
Equinix, Inc.	5.8%
Simon Property Group, Inc.	4.5%
Digital Realty Trust, Inc.	4.1%
Realty Income Corp.	4.0%
Public Storage	3.2%
Crown Castle, Inc.	2.7%
Ventas, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, MSCI Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares FTSE NAREIT All Equity REIT Index Fund
BREBX
Annual Shareholder Report — January 31, 2026
BREBX-01/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Developed Real Estate Index Fund	$27,295	$27,030	$0	$0	$16,800	$16,848	$388	$407
iShares FTSE NAREIT All Equity REIT Index Fund	$27,295	$23,900	$0	$0	$15,800	$15,808	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

[1] The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2] The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3] Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

	Current Fiscal Year	Previous Fiscal
Entity Name	End	Year End
iShares Developed Real Estate Index Fund	$17,188	$17,255
iShares FTSE NAREIT All Equity REIT Index Fund	$15,800	$15,808

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares Developed Real Estate Index Fund
Derivative Financial Instruments

Schedule of Investments
January 31, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 7.0%
Activia Properties, Inc.	299	$ 279,246
AEW U.K. REIT PLC	19,411	28,686
Alexander & Baldwin, Inc.	10,408	215,862
American Assets Trust, Inc.	7,838	141,554
Argosy Property Ltd.(a)	114,810	80,734
Aspen Group Ltd./Australia	31,480	114,639
British Land Co. PLC	142,476	812,673
Broadstone Net Lease, Inc.	27,941	517,188
CapitaLand Integrated Commercial Trust	868,013	1,629,611
Charter Hall Group	68,517	1,091,148
Charter Hall Long Wale REIT	101,881	275,563
Covivio SA/France	8,001	511,151
Custodian Property Income REIT PLC	61,237	71,057
Daiwa House REIT Investment Corp.	610	531,511
Essential Properties Realty Trust, Inc.	28,783	873,852
Global Net Lease, Inc.	29,547	279,515
GPT Group	280,295	1,029,807
Growthpoint Properties Australia Ltd.	38,160	60,759
H&R Real Estate Investment Trust	37,414	295,377
Hankyu Hanshin REIT, Inc.	96	101,773
Heiwa Real Estate REIT, Inc.	156	153,823
Hulic REIT, Inc.	181	201,495
ICADE	6,699	165,446
KDX Realty Investment Corp.	546	590,683
Land Securities Group PLC	108,409	967,598
Mapletree Pan Asia Commercial Trust	324,147	371,749
Merlin Properties Socimi SA	55,172	821,136
Mirai Corp.	249	80,437
Mirvac Group	576,912	801,196
Mori Trust Reit, Inc.	349	175,321
Nippon REIT Investment Corp.	246	152,814
Nomura Real Estate Master Fund, Inc.	605	653,718
NTT UD REIT Investment Corp.	192	177,045
OUE Real Estate Investment Trust	316,100	93,183
Picton Property Income Ltd.	78,555	89,217
Schroder Real Estate Investment Trust Ltd.	72,307	55,605
Sekisui House REIT, Inc.	552	324,148
Shaftesbury Capital PLC	218,427	429,705
Star Asia Investment Corp.	341	132,362
Stockland	351,128	1,313,783
Stoneweg Europe Stapled Trust	53,300	100,455
Stride Property Group(b)	78,670	59,920
Sunlight Real Estate Investment Trust	174,000	53,659
Suntec Real Estate Investment Trust	305,500	345,098
Takara Leben Real Estate Investment Corp.	124	74,927
United Urban Investment Corp.	438	506,038
WP Carey, Inc.	31,627	2,205,983
		20,038,250
Health Care Providers & Services — 0.2%
Chartwell Retirement Residences	44,500	660,808
Health Care REITs — 12.9%
Aedifica SA	6,862	604,254
Alexandria Real Estate Equities, Inc.	25,052	1,368,841
American Healthcare REIT, Inc.	24,450	1,146,949
Care Property Invest NV	6,313	91,468
CareTrust REIT, Inc.	32,428	1,210,862
Cofinimmo SA	5,523	574,283
Health Care & Medical Investment Corp.	45	35,200
Healthcare Realty Trust, Inc.	48,115	807,851
Security	Shares	Value
Health Care REITs (continued)
Healthpeak Properties, Inc.	100,671	$ 1,735,568
Life Science REIT PLC(c)	34,022	19,134
LTC Properties, Inc.	6,785	247,449
Medical Properties Trust, Inc.	72,781	365,361
National Health Investors, Inc.	6,770	555,952
NorthWest Healthcare Properties Real Estate Investment Trust	33,344	136,888
Omega Healthcare Investors, Inc.	43,125	1,892,325
Parkway Life Real Estate Investment Trust	64,200	206,021
Primary Health Properties PLC	366,509	520,235
Sabra Health Care REIT, Inc.	33,931	635,528
Sila Realty Trust, Inc.	8,041	195,798
Target Healthcare REIT PLC	94,690	134,767
Ventas, Inc.	68,391	5,311,929
Vital Healthcare Property Trust	71,559	85,094
Welltower, Inc.	100,439	18,918,690
		36,800,447
Hotel & Resort REITs — 2.1%
Apple Hospitality REIT, Inc.	32,291	375,867
CapitaLand Ascott Trust(b)	390,633	301,491
CDL Hospitality Trusts(b)	118,454	80,665
DiamondRock Hospitality Co.	30,135	276,639
Far East Hospitality Trust(b)	126,300	60,607
Hoshino Resorts REIT, Inc.	83	137,791
Host Hotels & Resorts, Inc.	100,273	1,858,059
Invincible Investment Corp.	1,046	443,000
Japan Hotel REIT Investment Corp.	705	379,042
Park Hotels & Resorts, Inc.	28,270	308,991
Pebblebrook Hotel Trust	16,946	193,523
RLJ Lodging Trust	19,984	148,481
Ryman Hospitality Properties, Inc.	8,950	847,565
Sunstone Hotel Investors, Inc.	25,990	227,932
Xenia Hotels & Resorts, Inc.	14,254	210,247
		5,849,900
Hotels, Restaurants & Leisure — 0.0%
PPHE Hotel Group Ltd.	3,442	84,329
Industrial REITs — 15.2%
AIMS APAC REIT	92,732	109,553
Americold Realty Trust, Inc.	42,127	522,796
ARGAN SA	2,397	187,582
CapitaLand Ascendas REIT	542,959	1,215,065
Centuria Industrial REIT	92,436	208,859
CRE Logistics REIT, Inc.	88	94,798
Dexus Industria REIT	46,360	82,707
Dream Industrial Real Estate Investment Trust	41,532	392,246
EastGroup Properties, Inc.	7,780	1,413,159
ESR-REIT	82,123	176,335
First Industrial Realty Trust, Inc.	18,676	1,083,768
Frasers Logistics & Commercial Trust	410,900	326,601
GLP J-REIT	646	593,572
Goodman Group	289,820	6,156,843
Goodman Property Trust	140,455	163,639
Granite Real Estate Investment Trust	8,923	575,688
Industrial & Infrastructure Fund Investment Corp.	341	330,238
Innovative Industrial Properties, Inc.	4,072	196,759
Japan Logistics Fund, Inc.	372	243,027
LaSalle Logiport REIT	240	243,589
Lineage, Inc.	10,250	366,028
LondonMetric Property PLC	327,597	899,283
LXP Industrial Trust	8,601	426,180
Mapletree Industrial Trust(a)	299,510	496,509

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Mapletree Logistics Trust	501,109	$ 533,150
Mitsubishi Estate Logistics REIT Investment Corp.	196	166,647
Mitsui Fudosan Logistics Park, Inc.	428	319,443
Montea NV	3,079	260,796
Nippon Prologis REIT, Inc.	1,034	603,362
Prologis, Inc.	135,491	17,689,705
Rexford Industrial Realty, Inc.	34,276	1,389,206
Segro PLC	197,240	2,054,960
SOSiLA Logistics REIT, Inc.	104	86,099
STAG Industrial, Inc.	27,263	1,022,635
Terreno Realty Corp.	14,813	911,592
Tritax Big Box REIT PLC	357,825	812,237
Warehouses De Pauw CVA	27,103	767,981
		43,122,637
IT Services(a) — 0.3%
NEXTDC Ltd.(c)	92,057	850,561
SUNeVision Holdings Ltd.	94,000	80,199
		930,760
Office REITs — 4.6%
Abacus Group	67,735	54,454
Allied Properties Real Estate Investment Trust(a)	19,184	197,947
BXP, Inc.	23,235	1,502,607
Centuria Office REIT	81,502	60,443
Champion REIT	281,000	90,876
Colonial SFL Socimi SA	55,715	344,605
COPT Defense Properties	16,468	507,379
Cousins Properties, Inc.	24,562	619,945
Cromwell Property Group	267,166	76,183
Daiwa Office Investment Corp.	78	185,832
Derwent London PLC	15,565	412,264
Dexus	154,788	722,127
Douglas Emmett, Inc.	19,480	205,709
Easterly Government Properties, Inc.	6,252	146,234
Empire State Realty Trust, Inc., Class A	20,882	138,448
Gecina SA	7,514	690,170
Global One Real Estate Investment Corp.	143	126,170
Great Portland Estates PLC	57,488	294,202
Helical PLC	14,789	39,018
Highwoods Properties, Inc.	15,614	403,622
Ichigo Office REIT Investment Corp.	139	87,284
Japan Excellent, Inc.	167	161,432
Japan Prime Realty Investment Corp.	518	351,294
Japan Real Estate Investment Corp.	981	791,465
JBG SMITH Properties	9,134	153,817
Keppel REIT	433,658	336,244
Kilroy Realty Corp.	17,246	594,642
Mori Hills REIT Investment Corp.	205	192,337
Nippon Building Fund, Inc.	1,154	1,070,433
NSI NV	2,281	50,054
One REIT, Inc.	99	58,202
Orix JREIT, Inc.	753	504,300
Piedmont Realty Trust, Inc., Class A	18,617	156,755
Precinct Properties Group(b)	247,743	173,778
Prosperity REIT	227,000	42,722
Regional REIT Ltd.(d)	18,818	26,368
Sankei Real Estate, Inc.	70	60,103
SL Green Realty Corp.	10,541	472,026
Tokyu REIT, Inc.	120	160,861
Security	Shares	Value
Office REITs (continued)
Vornado Realty Trust	25,802	$ 822,568
Workspace Group PLC	18,672	107,182
		13,192,102
Real Estate Management & Development — 14.4%
Abrdn European Logistics Income PLC(d)	53,468	19,608
Allreal Holding AG, Registered Shares	2,166	633,583
Amot Investments Ltd.	35,022	271,201
Aroundtown SA(c)	102,270	324,987
Atrium Ljungberg AB, B Shares	34,208	129,563
Azrieli Group Ltd.	5,343	716,523
CA Immobilien Anlagen AG	4,713	140,635
CapitaLand Investment Ltd./Singapore	333,200	806,720
Castellum AB	49,393	610,609
Catena AB	6,066	314,884
Cibus Nordic Real Estate AB publ	11,492	199,070
City Developments Ltd.	57,600	419,707
Citycon OYJ	13,244	59,687
Corem Property Group AB, B Shares	125,523	58,199
Deutsche EuroShop AG	1,283	29,291
Deutsche Wohnen SE	7,220	179,506
Dios Fastigheter AB	14,515	105,123
Entra ASA(d)	6,538	76,714
Fabege AB	27,267	251,778
Fastighets AB Balder, B shares(c)	101,608	766,389
FastPartner AB, Class A	6,797	34,948
Grainger PLC	103,727	275,354
Grand City Properties SA(c)	10,721	120,158
Heba Fastighets AB, Class B	9,372	31,715
Heiwa Real Estate Co. Ltd.	6,000	87,800
Henderson Land Development Co. Ltd.	190,000	755,747
Hiag Immobilien Holding AG	621	99,932
Hongkong Land Holdings Ltd.	148,800	1,262,549
Hufvudstaden AB, A Shares	14,926	206,251
Hulic Co. Ltd.	68,100	811,542
Hysan Development Co. Ltd.	86,000	236,188
Intea Fastigheter AB, Class B(c)	8,947	65,690
Intershop Holding AG	807	174,882
Investis Holding SA	265	53,134
Kennedy-Wilson Holdings, Inc.	18,096	178,246
Kojamo OYJ(c)	22,336	252,316
LEG Immobilien SE	11,099	802,542
Lifestyle Communities Ltd.(c)	15,706	60,286
Logistea AB, Class B	42,845	69,264
Melisron Ltd.	3,486	456,728
Mitsubishi Estate Co. Ltd.	159,300	4,059,906
Mitsui Fudosan Co. Ltd.	381,500	4,374,623
Mobimo Holding AG, Registered Shares	1,074	540,850
Neobo Fastigheter AB(c)	15,518	32,617
New World Development Co. Ltd.(c)	204,507	297,551
Nomura Real Estate Holdings, Inc.	75,000	498,393
NP3 Fastigheter AB	4,524	134,082
Nyfosa AB	23,541	187,143
Pandox AB	15,248	328,669
Peach Property Group AG(c)	6,956	52,219
Platzer Fastigheter Holding AB, Class B	9,228	76,875
PSP Swiss Property AG, Registered Shares	6,654	1,335,584
Public Property Invest AS	20,822	51,621
Sagax AB, Class B	30,716	677,323
Samhallsbyggnadsbolaget i Norden AB(c)	130,539	71,890
Sino Land Co. Ltd.	531,405	799,716
Sirius Real Estate Ltd.	215,573	289,817
Schedule of Investments

Schedule of Investments (continued)
January 31, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Stendorren Fastigheter AB(c)	2,315	$ 50,897
StorageVault Canada, Inc.	31,680	115,399
Sumitomo Realty & Development Co. Ltd.	95,100	2,648,248
Sun Hung Kai Properties Ltd.	203,500	3,267,983
Sveafastigheter AB(c)	9,655	42,672
Swedish Logistic Property AB, Class B(c)	25,756	121,298
Swire Properties Ltd.	140,400	425,559
Swiss Prime Site AG, Registered Shares	11,133	1,895,288
TAG Immobilien AG	25,993	440,980
Tokyo Tatemono Co. Ltd.	27,700	651,843
UOL Group Ltd.	66,600	568,802
VGP NV	2,018	247,476
Vonovia SE	104,079	3,047,357
Wallenstam AB, B Shares	47,662	217,056
Wharf Real Estate Investment Co. Ltd.	228,000	791,562
Wihlborgs Fastigheter AB	38,834	401,236
		40,891,584
Residential REITs — 10.0%
Advance Residence Investment Corp.	375	406,984
Altarea SCA	968	133,519
American Homes 4 Rent, Class A	49,653	1,555,132
Apartment Investment and Management Co., Class A	20,114	118,270
AvalonBay Communities, Inc.	20,772	3,690,561
Boardwalk Real Estate Investment Trust	5,895	298,073
Camden Property Trust	15,334	1,672,173
Canadian Apartment Properties REIT	22,597	639,915
Centerspace	2,518	161,832
Comforia Residential REIT, Inc.	297	214,507
Daiwa Securities Living Investments Corp.	289	214,473
Equity LifeStyle Properties, Inc.	27,904	1,762,696
Equity Residential	55,320	3,447,542
Essex Property Trust, Inc.	9,309	2,344,658
Home Invest Belgium SA	1,348	30,169
Home REIT PLC(c)(e)	1,048,527	139,027
Independence Realty Trust, Inc.	35,148	586,972
Ingenia Communities Group	58,148	190,656
InterRent Real Estate Investment Trust	19,543	191,318
Invitation Homes, Inc.	89,368	2,388,807
Irish Residential Properties REIT PLC	75,396	90,264
Killam Apartment Real Estate Investment Trust	18,043	232,420
Mid-America Apartment Communities, Inc.	16,995	2,282,428
NexPoint Residential Trust, Inc.	3,050	92,171
Nippon Accommodations Fund, Inc.	335	299,370
Residential Secure Income PLC(d)	22,581	17,180
Samty Residential Investment Corp.	43	31,671
Social Housing REIT PLC(d)	60,458	61,136
Starts Proceed Investment Corp.	37	50,295
Sun Communities, Inc.	17,899	2,280,869
UDR, Inc.	48,361	1,796,611
UMH Properties, Inc.	11,590	181,152
UNITE Group PLC	68,493	532,696
Veris Residential, Inc.	10,678	162,199
Xior Student Housing NV	5,806	193,229
		28,490,975
Retail REITs — 16.1%
Acadia Realty Trust	19,015	380,490
AEON REIT Investment Corp.	247	213,778
Agree Realty Corp.	16,481	1,190,423
Ascencio	957	62,745
Brixmor Property Group, Inc.	44,376	1,188,833
BWP Property Group Ltd.(b)	82,731	214,952
Security	Shares	Value
Retail REITs (continued)
Carmila SA	9,242	$ 178,837
Charter Hall Retail REIT	80,441	219,051
Choice Properties Real Estate Investment Trust	41,081	459,791
Crombie Real Estate Investment Trust	15,921	182,402
Curbline Properties Corp.	14,337	347,672
Eurocommercial Properties NV	6,194	182,718
Federal Realty Investment Trust	12,387	1,253,069
First Capital Real Estate Investment Trust	30,512	443,457
Fortune Real Estate Investment Trust	218,000	141,684
Frasers Centrepoint Trust	189,070	332,912
Frontier Real Estate Investment Corp.	361	212,675
Fukuoka REIT Corp.	101	121,780
Getty Realty Corp.	7,519	224,517
Hamborner REIT AG	10,385	57,613
Hammerson PLC	75,576	366,972
HomeCo Daily Needs REIT	259,661	232,995
Immobiliare Grande Distribuzione SIIQ SpA	10,026	42,505
InvenTrust Properties Corp.	11,567	339,954
Japan Metropolitan Fund Invest	984	774,489
Kimco Realty Corp.	97,600	2,057,408
Kite Realty Group Trust	31,607	742,448
Kiwi Property Group Ltd.	223,878	135,926
Klepierre SA	30,251	1,165,371
Lendlease Global Commercial REIT	267,056	134,012
Link REIT	378,721	1,741,269
Macerich Co.	36,986	700,145
Mercialys SA	13,768	173,229
NETSTREIT Corp.	12,093	227,832
NewRiver REIT PLC	62,770	62,357
NNN REIT, Inc.	27,260	1,135,924
Phillips Edison & Co., Inc.	18,058	654,241
Primaris Real Estate Investment Trust	17,347	210,842
Realty Income Corp.	133,749	8,180,089
Regency Centers Corp.	26,412	1,924,642
Region Group	168,736	270,643
Retail Estates NV	1,770	135,666
RioCan Real Estate Investment Trust	43,735	626,644
Scentre Group	760,642	2,155,636
Simon Property Group, Inc.	47,324	9,053,554
SmartCentres Real Estate Investment Trust(a)	18,937	371,188
Starhill Global REIT	220,300	102,189
Supermarket Income REIT PLC	178,475	204,336
Tanger, Inc.	16,390	536,281
Unibail-Rodamco-Westfield	17,774	1,965,181
Urban Edge Properties	18,135	352,363
Vastned NV(c)	1,344	47,793
Vicinity Ltd.	560,713	956,603
Waypoint REIT Ltd.	91,544	156,042
Wereldhave NV	5,231	129,601
		45,675,769
Specialized REITs — 16.0%
Abacus Storage King	54,518	58,659
Arena REIT	58,053	142,960
Big Yellow Group PLC	27,027	382,589
Charter Hall Social Infrastructure REIT	46,577	94,144
CubeSmart	32,960	1,236,989
DigiCo Infrastructure REIT	62,444	111,312
Digital Core REIT Management Pte Ltd.	133,300	71,997
Digital Realty Trust, Inc.	50,256	8,339,983
EPR Properties	11,016	597,508
Equinix, Inc.	14,275	11,718,776
Extra Space Storage, Inc.	30,771	4,245,475

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Four Corners Property Trust, Inc.	15,415	$ 379,980
Gaming and Leisure Properties, Inc.	39,743	1,778,499
Iron Mountain, Inc.	42,853	3,948,047
Keppel DC REIT	280,415	502,477
National Storage Affiliates Trust	10,183	323,921
National Storage REIT	174,649	334,687
Public Storage	23,070	6,371,703
Safehold, Inc.	7,799	110,044
Safestore Holdings PLC	30,742	347,884
Shurgard Self Storage Ltd.	5,110	185,481
VICI Properties, Inc.	156,026	4,381,210
		45,664,325
Total Long-Term Investments — 98.8% (Cost: $192,721,031)		281,401,886
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	1,624,737	1,625,549
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	3,047,991	3,047,991
Total Short-Term Securities — 1.6% (Cost: $4,673,540)		4,673,540
Total Investments — 100.4% (Cost: $197,394,571)		286,075,426
Liabilities in Excess of Other Assets — (0.4)%		(1,275,986)
Net Assets — 100.0%		$ 284,799,440

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,484,268	$ —	$ (1,858,711)(a)	$ (215)	$ 207	$ 1,625,549	1,624,737	$ 10,489 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,573,067	1,474,924 (a)	—	—	—	3,047,991	3,047,991	75,423	—
				$ (215)	$ 207	$ 4,673,540		$ 85,912	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
January 31, 2026
iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	3	03/19/26	$ 461	$ 2,817
Dow Jones U.S. Real Estate Index	60	03/20/26	2,194	(3,112)
				$ (295)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,817	$ —	$ —	$ —	$ 2,817
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 3,112	$ —	$ —	$ —	$ 3,112

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (28,802)	$ —	$ —	$ —	$ (28,802)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (49,567)	$ —	$ —	$ —	$ (49,567)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,807,087
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 5,181,277	$ 14,856,973	$ —	$ 20,038,250

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2026
iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Providers & Services	$ 660,808	$ —	$ —	$ 660,808
Health Care REITs	34,634,219	2,166,228	—	36,800,447
Hotel & Resort REITs	4,447,304	1,402,596	—	5,849,900
Hotels, Restaurants & Leisure	—	84,329	—	84,329
Industrial REITs	26,746,973	16,375,664	—	43,122,637
IT Services	—	930,760	—	930,760
Office REITs	6,937,441	6,254,661	—	13,192,102
Real Estate Management & Development	2,712,496	38,179,088	—	40,891,584
Residential REITs	26,353,749	1,998,199	139,027	28,490,975
Retail REITs	32,894,359	12,781,410	—	45,675,769
Specialized REITs	43,780,019	1,884,306	—	45,664,325
Short-Term Securities
Money Market Funds	4,673,540	—	—	4,673,540
	$189,022,185	$96,914,214	$139,027	$286,075,426
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,817	$ —	$ —	$ 2,817
Liabilities
Equity Contracts	(3,112)	—	—	(3,112)
	$(295)	$—	$—	$(295)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
January 31, 2026

iShares Developed Real Estate Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 281,401,886
Investments, at value — affiliated(c)	4,673,540
Cash	33,268
Cash pledged for futures contracts	273,000
Foreign currency, at value(d)	511,792
Receivables:
Investments sold	102,373
Securities lending income — affiliated	540
Capital shares sold	243,780
Dividends — unaffiliated	1,237,062
Dividends — affiliated	7,148
Prepaid expenses	20,297
Total assets	288,504,686
LIABILITIES
Collateral on securities loaned	1,666,388
Payables:
Investments purchased	1,635,650
Accounting services fees	2,256
Capital shares redeemed	236,740
Custodian fees	19,266
Investment advisory fees	6,143
Trustees’ and Officer’s fees	1,987
Other accrued expenses	9,221
Professional fees	91,918
Service fees	745
Transfer agent fees	29,143
Variation margin on futures contracts	5,789
Total liabilities	3,705,246
Commitments and contingent liabilities
NET ASSETS	$ 284,799,440
NET ASSETS CONSIST OF
Paid-in capital	$ 201,557,496
Accumulated earnings	83,241,944
NET ASSETS	$ 284,799,440
(a) Investments, at cost—unaffiliated	$192,721,031
(b) Securities loaned, at value	$1,572,781
(c) Investments, at cost—affiliated	$4,673,540
(d) Foreign currency, at cost	$507,019

2026 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
January 31, 2026

iShares Developed Real Estate Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 53,991,003
Shares outstanding	6,382,700
Net asset value	$ 8.46
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 3,913,967
Shares outstanding	464,143
Net asset value	$ 8.43
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 226,894,470
Shares outstanding	26,894,215
Net asset value	$ 8.44
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations
Year Ended January 31, 2026

iShares Developed Real Estate Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$8,288,900
Dividends — affiliated	75,423
Interest — unaffiliated	9,977
Securities lending income — affiliated — net	10,489
Other income — unaffiliated	85,092
Foreign taxes withheld	(344,149)
Foreign withholding tax claims	305,170
Total investment income	8,430,902
EXPENSES
Investment advisory	292,024
Custodian	239,508
Professional	151,037
Transfer agent — class specific	106,225
Registration	61,715
Trustees and Officer	9,897
Printing and postage	9,169
Accounting services	9,025
Service — class specific	7,513
Miscellaneous	23,703
Total expenses excluding interest expense	909,816
Interest expense — unaffiliated	6,552
Total expenses	916,368
Less:
Fees waived and/or reimbursed by the Manager	(174,171)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(84,857)
Total expenses after fees waived and/or reimbursed	657,340
Net investment income	7,773,562
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,626,164
Investments — affiliated	(215)
Foreign currency transactions	34,862
Futures contracts	(28,802)
5,632,009
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	15,709,325
Investments — affiliated	207
Foreign currency translations	105,909
Futures contracts	(49,567)
15,765,874
Net realized and unrealized gain	21,397,883
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,171,445
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Developed Real Estate Index Fund
	Year Ended 01/31/26	Year Ended 01/31/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,773,562	$78,248,573
Net realized gain	5,632,009	197,812,599
Net change in unrealized appreciation (depreciation)	15,765,874	44,696,760
Net increase in net assets resulting from operations	29,171,445	320,757,932
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain
Institutional	(2,818,905)	(1,961,765)
Investor A	(202,885)	(189,274)
Class K	(13,536,482)	(192,114,368)
Return of capital
Institutional	—	(3,475,744)
Investor A	—	(337,421)
Class K	—	(340,521,828)
Decrease in net assets resulting from distributions to shareholders	(16,558,272)	(538,600,400)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	34,195,837	(2,138,646,616)
NET ASSETS
Total increase (decrease) in net assets	46,809,010	(2,356,489,084)
Beginning of year	237,990,430	2,594,479,514
End of year	$284,799,440	$237,990,430

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund
	Institutional
	Year Ended 01/31/26	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22

Net asset value, beginning of year	$8.05	$9.13	$9.74	$11.31	$9.78
Net investment income(a)	0.30	0.29	0.33	0.28	0.26
Net realized and unrealized gain (loss)	0.67	0.51	(0.65)	(1.74)	1.77
Net increase (decrease) from investment operations	0.97	0.80	(0.32)	(1.46)	2.03
Distributions(b)
From net investment income	(0.39)	(0.29)	(0.29)	(0.11)	(0.43)
From net realized gain	(0.17)	(0.39)	—	—	(0.07)
Return of capital	—	(1.20)	—	—	—
Total distributions	(0.56)	(1.88)	(0.29)	(0.11)	(0.50)
Net asset value, end of year	$8.46	$8.05	$9.13	$9.74	$11.31
Total Return(c)
Based on net asset value	12.47%	7.95%	(3.27)%	(12.88)%	20.91%
Ratios to Average Net Assets(d)
Total expenses	0.39%	0.22%	0.20%	0.19%	0.19%
Total expenses after fees waived and/or reimbursed	0.31%	0.20%	0.20%	0.19%	0.19%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.29%	0.20%	0.20%	0.19%	0.19%
Net investment income	3.60%	3.24%	3.67%	2.81%	2.34%
Supplemental Data
Net assets, end of year (000)	$53,991	$27,352	$31,636	$34,706	$40,662
Portfolio turnover rate	24%	20%	3%	9%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Investor A
	Year Ended 01/31/26	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22

Net asset value, beginning of year	$8.03	$9.12	$9.72	$11.29	$9.76
Net investment income(a)	0.19	0.27	0.30	0.25	0.23
Net realized and unrealized gain (loss)	0.76	0.50	(0.65)	(1.73)	1.76
Net increase (decrease) from investment operations	0.95	0.77	(0.35)	(1.48)	1.99
Distributions(b)
From net investment income	(0.38)	(0.28)	(0.25)	(0.09)	(0.39)
From net realized gain	(0.17)	(0.39)	—	—	(0.07)
Return of capital	—	(1.19)	—	—	—
Total distributions	(0.55)	(1.86)	(0.25)	(0.09)	(0.46)
Net asset value, end of year	$8.43	$8.03	$9.12	$9.72	$11.29
Total Return(c)
Based on net asset value	12.16%	7.61%	(3.52)%	(13.12)%	20.55%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.57%	0.60%	0.60%	0.59%
Total expenses after fees waived and/or reimbursed	0.51%	0.49%	0.49%	0.49%	0.49%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.32%	2.96%	3.35%	2.57%	2.07%
Supplemental Data
Net assets, end of year (000)	$3,914	$2,495	$2,617	$2,719	$3,081
Portfolio turnover rate	24%	20%	3%	9%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Class K
	Year Ended 01/31/26	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22

Net asset value, beginning of year	$8.03	$9.11	$9.72	$11.28	$9.76
Net investment income(a)	0.26	0.31	0.32	0.28	0.27
Net realized and unrealized gain (loss)	0.71	0.49	(0.64)	(1.73)	1.76
Net increase (decrease) from investment operations	0.97	0.80	(0.32)	(1.45)	2.03
Distributions(b)
From net investment income	(0.39)	(0.29)	(0.29)	(0.11)	(0.44)
From net realized gain	(0.17)	(0.39)	—	—	(0.07)
Return of capital	—	(1.20)	—	—	—
Total distributions	(0.56)	(1.88)	(0.29)	(0.11)	(0.51)
Net asset value, end of year	$8.44	$8.03	$9.11	$9.72	$11.28
Total Return(c)
Based on net asset value	12.55%	8.01%	(3.21)%	(12.79)%	20.94%
Ratios to Average Net Assets(d)
Total expenses	0.37%	0.14%	0.14%	0.14%	0.14%
Total expenses after fees waived and/or reimbursed	0.26%	0.14%	0.14%	0.14%	0.14%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.24%	0.14%	0.14%	0.14%	0.14%
Net investment income	3.13%	3.41%	3.65%	2.90%	2.42%
Supplemental Data
Net assets, end of year (000)	$226,894	$208,144	$2,560,227	$2,304,832	$2,322,625
Portfolio turnover rate	24%	20%	3%	9%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares Developed Real Estate Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the  Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in
Notes to Financial Statements

Notes to Financial Statements  (continued)

connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(b)	Net Amount(b)
BofA Securities, Inc.	$ 396,054	$ (396,054)	$ —	$ —
Goldman Sachs & Co. LLC	330,751	(330,751)	—	—
J.P. Morgan Securities LLC	155,477	(155,477)	—	—
State Street Bank & Trust Co.	614,566	(614,566)	—	—
UBS AG	75,933	(75,933)	—	—
	$ 1,572,781	$ (1,572,781)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of January 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.12% of the average daily value of the Fund’s net assets.
The Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Fund for which BFA acts as Sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended January 31, 2026, the following table shows the class specific service fees borne directly by each share class of the Fund:
Investor A
Service fees — class specific	$ 7,513
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended January 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended January 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 128	$ 715	$ 4,104	$ 4,947
For the year ended January 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 20,726	$ 4,431	$ 81,068	$ 106,225
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended January 31, 2026, the amount waived was $1,282.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended January 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.29%
Investor A	0.49
Class K	0.24
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended January 31, 2026, amounts included in the Statement of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
iShares Developed Real Estate Index Fund	$ 172,889
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statement of Operations. For the year ended January 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 3,350	$ 4,371	$ 77,136	$ 84,857
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the
Notes to Financial Statements

Notes to Financial Statements  (continued)

discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended January 31, 2026, the Fund paid BTC $3,004 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended January 31, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
iShares Developed Real Estate Index Fund	$ 13,553,588	$ 1,659,113	$ (45,280)
7.
 PURCHASES AND SALES
For the year ended January 31, 2026, purchases and sales of investments, excluding short-term securities, were $85,918,057 and $59,178,903, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to passive foreign investment companies were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
iShares Developed Real Estate Index Fund	$ 98	$ (98)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 01/31/26	Year Ended 01/31/25
iShares Developed Real Estate Index Fund
Ordinary income	$ 11,969,017	$ 115,830,544
Long-term capital gains	4,589,255	78,434,863
Return of capital	—	344,334,993
	$ 16,558,272	$ 538,600,400
As of January 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
iShares Developed Real Estate Index Fund	$ 995,057	$ 116,475	$ 82,130,412	$ 83,241,944

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares Developed Real Estate Index Fund	$ 203,913,636	$ 85,901,692	$ (3,732,471)	$ 82,169,221
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended January 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 01/31/26		Year Ended 01/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Developed Real Estate Index Fund
Institutional
Shares sold	4,546,974	$ 38,032,571	1,771,673	$ 15,463,396
Shares issued in reinvestment of distributions	264,376	2,142,033	634,083	5,398,394
Shares redeemed	(1,826,663)	(15,081,654)	(2,472,495)	(21,760,924)
	2,984,687	$ 25,092,950	(66,739)	$ (899,134)
Investor A
Shares sold	201,403	$ 1,666,353	68,460	$ 622,794
Shares issued in reinvestment of distributions	25,132	202,885	62,065	526,693
Shares redeemed	(73,122)	(606,837)	(106,840)	(949,601)
	153,413	$ 1,262,401	23,685	$ 199,886
Class K
Shares sold	9,984,330	$ 82,832,007	41,281,285	$ 374,030,750
Shares issued in reinvestment of distributions	1,626,853	13,140,631	62,482,709	530,902,707
Shares redeemed	(10,638,394)	(88,132,152)	(358,845,363)	(3,042,880,825)
	972,789	$ 7,840,486	(255,081,369)	$ (2,137,947,368)
	4,110,889	$ 34,195,837	(255,124,423)	$ (2,138,646,616)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of iShares Developed Real Estate Index Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of iShares Developed Real Estate Index Fund of BlackRock FundsSM (the “Fund’’), including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

2026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended January 31, 2026:
Fund Name	Qualified Dividend Income
iShares Developed Real Estate Index Fund	$ 1,998,903
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended January 31, 2026:
Fund Name	Qualified Business Income
iShares Developed Real Estate Index Fund	$ 4,682,626
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended January 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends	25% Rate Long-Term Capital Gain Dividends
iShares Developed Real Estate Index Fund	$ 4,268,466	$ 320,789
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended January 31, 2026:
Fund Name	Federal Obligation Interest
iShares Developed Real Estate Index Fund	$ 32,861
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended January 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares Developed Real Estate Index Fund	0.06%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended January 31, 2026:
Fund Name	Interest Dividends
iShares Developed Real Estate Index Fund	$ 72,404
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended January 31, 2026:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
iShares Developed Real Estate Index Fund	$ 69,695	$ 494,974
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions

2026 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

January 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares FTSE NAREIT All Equity REIT Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares FTSE NAREIT All Equity REIT Index Fund
Derivative Financial Instruments
3

Schedule of Investments
January 31, 2026
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.2%
Alexander & Baldwin, Inc.	108,826	$ 2,257,051
Alpine Income Property Trust, Inc.	18,429	324,719
American Assets Trust, Inc.	76,580	1,383,035
Armada Hoffler Properties, Inc.	115,682	806,303
Broadstone Net Lease, Inc.	279,410	5,171,879
CTO Realty Growth, Inc.	46,741	830,588
Essential Properties Realty Trust, Inc.	292,668	8,885,400
Gladstone Commercial Corp.	67,297	784,010
Global Net Lease, Inc.	290,364	2,746,843
NexPoint Diversified Real Estate Trust	48,145	230,615
WP Carey, Inc.	322,541	22,497,235
		45,917,678
Health Care REITs — 17.2%
Alexandria Real Estate Equities, Inc.	255,237	13,946,150
American Healthcare REIT, Inc.	249,097	11,685,140
CareTrust REIT, Inc.	331,123	12,364,133
Community Healthcare Trust, Inc.	40,483	699,546
Diversified Healthcare Trust	321,543	1,868,165
Global Medical REIT, Inc.	18,476	638,161
Healthcare Realty Trust, Inc.	488,294	8,198,456
Healthpeak Properties, Inc.	1,031,498	17,783,026
LTC Properties, Inc.	66,751	2,434,409
Medical Properties Trust, Inc.	738,067	3,705,096
National Health Investors, Inc.	69,223	5,684,593
Omega Healthcare Investors, Inc.	439,013	19,263,891
Sabra Health Care REIT, Inc.	350,207	6,559,377
Sila Realty Trust, Inc.	82,024	1,997,284
Universal Health Realty Income Trust	19,637	780,178
Ventas, Inc.	696,778	54,118,747
Welltower, Inc.	1,023,290	192,746,904
		354,473,256
Hotel & Resort REITs — 2.3%
Apple Hospitality REIT, Inc.	328,067	3,818,700
Braemar Hotels & Resorts, Inc.	78,379	209,272
Chatham Lodging Trust	65,712	467,212
DiamondRock Hospitality Co.	306,585	2,814,450
Host Hotels & Resorts, Inc.	1,020,441	18,908,772
Park Hotels & Resorts, Inc.	291,036	3,181,024
Pebblebrook Hotel Trust	172,220	1,966,752
RLJ Lodging Trust	203,269	1,510,289
Ryman Hospitality Properties, Inc.	90,983	8,616,090
Service Properties Trust	216,264	430,365
Summit Hotel Properties, Inc.	165,082	729,663
Sunstone Hotel Investors, Inc.	266,504	2,337,240
Xenia Hotels & Resorts, Inc.	139,339	2,055,250
		47,045,079
Industrial REITs — 12.4%
Americold Realty Trust, Inc.	424,236	5,264,769
EastGroup Properties, Inc.	78,783	14,310,144
First Industrial Realty Trust, Inc.	190,448	11,051,697
Industrial Logistics Properties Trust	81,941	436,746
Innovative Industrial Properties, Inc.	40,693	1,966,286
Lineage, Inc.	104,531	3,732,802
LXP Industrial Trust	85,877	4,255,205
One Liberty Properties, Inc.	28,126	606,115
Prologis, Inc.	1,380,410	180,226,330
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	346,888	$ 14,059,371
STAG Industrial, Inc.	277,773	10,419,265
Terreno Realty Corp.	150,648	9,270,878
		255,599,608
Office REITs — 3.0%
Brandywine Realty Trust	263,574	745,914
BXP, Inc.	235,692	15,242,202
COPT Defense Properties	168,864	5,202,700
Cousins Properties, Inc.	248,304	6,267,193
Douglas Emmett, Inc.	208,568	2,202,478
Easterly Government Properties, Inc.	62,179	1,454,367
Empire State Realty Trust, Inc., Class A	208,249	1,380,691
Highwoods Properties, Inc.	159,902	4,133,467
Hudson Pacific Properties, Inc.(a)	77,793	670,576
JBG SMITH Properties	88,784	1,495,123
Kilroy Realty Corp.	174,532	6,017,863
NET Lease Office Properties	22,053	430,254
Orion Properties, Inc.	78,530	175,122
Peakstone Realty Trust	55,676	869,659
Piedmont Realty Trust, Inc., Class A	180,424	1,519,170
Postal Realty Trust, Inc., Class A	36,011	656,480
SL Green Realty Corp.	105,837	4,739,381
Vornado Realty Trust	262,440	8,366,587
		61,569,227
Residential REITs — 12.1%
American Homes 4 Rent, Class A	508,417	15,923,620
Apartment Investment and Management Co., Class A	190,052	1,117,506
AvalonBay Communities, Inc.	211,626	37,599,591
BRT Apartments Corp.	16,050	235,775
Camden Property Trust	157,074	17,128,920
Centerspace	25,141	1,615,812
Equity LifeStyle Properties, Inc.	285,907	18,060,745
Equity Residential	563,614	35,124,425
Essex Property Trust, Inc.	94,838	23,886,847
Independence Realty Trust, Inc.	354,390	5,918,313
Invitation Homes, Inc.	910,502	24,337,719
Mid-America Apartment Communities, Inc.	173,146	23,253,508
NexPoint Residential Trust, Inc.	33,411	1,009,680
Sun Communities, Inc.	182,237	23,222,461
UDR, Inc.	491,605	18,263,126
UMH Properties, Inc.	119,283	1,864,393
Veris Residential, Inc.	111,339	1,691,239
		250,253,680
Retail REITs — 15.2%
Acadia Realty Trust	194,380	3,889,544
Agree Realty Corp.	168,285	12,155,225
Alexander’s, Inc.	3,131	766,782
Brixmor Property Group, Inc.	453,034	12,136,781
CBL & Associates Properties, Inc.	26,276	940,681
Curbline Properties Corp.	143,370	3,476,722
Federal Realty Investment Trust	126,580	12,804,833
FrontView REIT, Inc.	32,087	526,548
Getty Realty Corp.	79,161	2,363,747
InvenTrust Properties Corp.	114,488	3,364,802
Kimco Realty Corp.	994,369	20,961,298
Kite Realty Group Trust	320,420	7,526,666
Macerich Co.	374,089	7,081,505
NETSTREIT Corp.	123,189	2,320,881
4
2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2026
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	278,244	$ 11,594,427
Phillips Edison & Co., Inc.	186,001	6,738,816
Realty Income Corp.	1,362,660	83,340,286
Regency Centers Corp.	268,803	19,587,675
Saul Centers, Inc.	18,683	592,812
Simon Property Group, Inc.	482,146	92,239,351
SITE Centers Corp.	74,987	458,920
Tanger, Inc.	164,626	5,386,563
Urban Edge Properties	187,369	3,640,580
Whitestone REIT	64,543	919,092
		314,814,537
Specialized REITs — 35.0%
American Tower Corp.	696,101	124,796,987
Crown Castle, Inc.	645,655	56,049,311
CubeSmart	336,835	12,641,418
Digital Realty Trust, Inc.	512,018	84,969,387
EPR Properties	111,022	6,021,833
Equinix, Inc.	145,435	119,391,954
Extra Space Storage, Inc.	313,498	43,253,319
Farmland Partners, Inc.	60,358	700,756
Four Corners Property Trust, Inc.	155,049	3,821,958
Gaming and Leisure Properties, Inc.	404,033	18,080,477
Gladstone Land Corp.	48,026	535,490
Iron Mountain, Inc.	436,591	40,223,129
Lamar Advertising Co., Class A	128,446	16,480,906
Millrose Properties, Inc., Class A	228,155	6,799,019
National Storage Affiliates Trust	104,213	3,315,015
Outfront Media, Inc.	217,796	5,296,799
Security	Shares	Value
Specialized REITs (continued)
PotlatchDeltic Corp.	111,235	$ 4,641,837
Public Storage	235,038	64,915,145
Rayonier, Inc.	240,755	5,474,769
Safehold, Inc.	84,375	1,190,531
SBA Communications Corp.	159,793	29,419,489
Smartstop Self Storage REIT, Inc.	45,381	1,426,779
VICI Properties, Inc.	1,589,626	44,636,698
Weyerhaeuser Co.	1,078,533	27,804,581
		721,887,587
Total Long-Term Investments — 99.4% (Cost: $2,114,456,612)		2,051,560,652
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	14,537,163	14,537,163
Total Short-Term Securities — 0.7% (Cost: $14,537,163)		14,537,163
Total Investments — 100.1% (Cost: $2,128,993,775)		2,066,097,815
Liabilities in Excess of Other Assets — (0.1)%		(2,011,065)
Net Assets — 100.0%		$ 2,064,086,750

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 3,850,420	$ —	$ (3,849,824)(b)	$ (596)	$ —	$ —	—	$ 19,196 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,685,975	2,851,188 (b)	—	—	—	14,537,163	14,537,163	473,181	—
				$ (596)	$ —	$ 14,537,163		$ 492,377	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	320	03/20/26	$ 11,702	$ 168,130
Schedule of Investments
5

Schedule of Investments (continued)
January 31, 2026
iShares FTSE NAREIT All Equity REIT Index Fund

Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Douglas Emmett, Inc.	Bank of America N.A.	$ 105,400	02/15/28	0.40%	1D OBFR01	Monthly	$ (3,939)
Douglas Emmett, Inc.	Goldman Sachs Bank USA	108,504	08/18/26	0.20%	1D FEDL01	Monthly	(4,055)
Douglas Emmett, Inc.	HSBC Bank PLC	103,305	02/09/28	0.40%	1D OBFR01	Monthly	(5,467)
Total long positions of equity swaps							(13,461)
Net dividends and financing fees							2,686
Total equity swap contracts including dividends and financing fees							$ (10,775)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 168,130	$ —	$ —	$ —	$ 168,130
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	2,686	—	—	—	2,686
	$ —	$ —	$ 170,816	$ —	$ —	$ —	$ 170,816
Liabilities — Derivative Financial Instruments
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ 13,461	$ —	$ —	$ —	$ 13,461

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 465,301	$ —	$ —	$ —	$ 465,301
Swaps	—	—	(102,943)	—	—	—	(102,943)
	$ —	$ —	$ 362,358	$ —	$ —	$ —	$ 362,358
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 110,318	$ —	$ —	$ —	$ 110,318
Swaps	—	—	(80,366)	—	—	—	(80,366)
	$ —	$ —	$ 29,952	$ —	$ —	$ —	$ 29,952
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$10,564,870
Equity swaps:
Average notional value — long	348,930
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
6
2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2026
iShares FTSE NAREIT All Equity REIT Index Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 15,840
Swaps — OTC(a)	2,686	13,461
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,686	29,301
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(15,840)
Total derivative assets and liabilities subject to an MNA	$ 2,686	$ 13,461

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Bank of America N.A.	$ 3,939	$ —	$ —	$ (3,939)	$ —
Goldman Sachs Bank USA	4,055	—	—	—	4,055
HSBC Bank PLC	5,467	—	—	—	5,467
	$ 13,461	$ —	$ —	$ (3,939)	$ 9,522

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,051,560,652	$ —	$ —	$ 2,051,560,652
Short-Term Securities
Money Market Funds	14,537,163	—	—	14,537,163
	$2,066,097,815	$—	$—	$2,066,097,815
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 168,130	$ 2,686	$ —	$ 170,816
Liabilities
Equity Contracts	—	(13,461)	—	(13,461)
	$168,130	$(10,775)	$—	$157,355

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments
7

Statement of Assets and Liabilities
January 31, 2026

iShares FTSE NAREIT All Equity REIT Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 2,051,560,652
Investments, at value — affiliated(b)	14,537,163
Cash	13,969
Cash pledged:
Collateral — OTC derivatives	47,370
Futures contracts	1,164,000
Receivables:
Swaps	662
Capital shares sold	19,931,106
Dividends — unaffiliated	2,247,072
Dividends — affiliated	57,673
Unrealized appreciation on OTC swaps	2,686
Prepaid expenses	2,078
Total assets	2,089,564,431
LIABILITIES
Payables:
Investments purchased	25,400,670
Swaps	15,251
Trustees’ and Officer’s fees	6,867
Professional fees	25,592
Variation margin on futures contracts	15,840
Unrealized depreciation on OTC swaps	13,461
Total liabilities	25,477,681
Commitments and contingent liabilities
NET ASSETS	$ 2,064,086,750
NET ASSETS CONSIST OF
Paid-in capital(c)(d)(e)	$ 2,139,774,167
Accumulated loss	(75,687,417)
NET ASSETS	$ 2,064,086,750
Net asset value	$ 9.54
(a) Investments, at cost—unaffiliated	$2,114,456,612
(b) Investments, at cost—affiliated	$14,537,163
(c) Shares outstanding	216,456,404
(d) Shares authorized	Unlimited
(e) Par value	$0.001
See notes to financial statements.
8
2026 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended January 31, 2026

iShares FTSE NAREIT All Equity REIT Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$61,314,753
Dividends — affiliated	473,181
Interest — unaffiliated	38,081
Securities lending income — affiliated — net	19,196
Total investment income	61,845,211
EXPENSES
Administration	1,143,084
Investment advisory	1,143,084
Professional	28,112
Trustees and Officer	15,352
Miscellaneous	30
Total expenses excluding interest expense	2,329,662
Interest expense — unaffiliated	1,950
Total expenses	2,331,612
Less:
Administration fees waived	(1,143,084)
Fees waived and/or reimbursed by the Manager	(1,186,548)
Total expenses after fees waived and/or reimbursed	1,980
Net investment income	61,843,231
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,972,060)
Investments — affiliated	(596)
Futures contracts	465,301
Swaps	(102,943)
(8,610,298)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	24,881,028
Futures contracts	110,318
Swaps	(80,366)
24,910,980
Net realized and unrealized gain	16,300,682
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,143,913
See notes to financial statements.
Statement of Operations
9

Statements of Changes in Net Assets

	iShares FTSE NAREIT All Equity REIT Index Fund
	Year Ended 01/31/26	Period from 10/08/24(a) to 01/31/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$61,843,231	$12,624,564
Net realized gain (loss)	(8,610,298)	404,196
Net change in unrealized appreciation (depreciation)	24,910,980	(87,649,585)
Net increase (decrease) in net assets resulting from operations	78,143,913	(74,620,825)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(67,210,405)	(12,000,100)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	201,764,294	1,938,009,873
NET ASSETS
Total increase in net assets	212,697,802	1,851,388,948
Beginning of period	1,851,388,948	—
End of period	$2,064,086,750	$1,851,388,948

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
10
2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares FTSE NAREIT All Equity REIT Index Fund
	Year Ended 01/31/26	Period from 10/08/24(a) to 01/31/25

Net asset value, beginning of period	$9.50	$10.00
Net investment income(b)	0.31	0.10
Net realized and unrealized gain (loss)	0.07	(0.53)
Net increase (decrease) from investment operations	0.38	(0.43)
Distributions(c)
From net investment income	(0.31)	(0.07)
From net realized gain	(0.03)	—
Total distributions	(0.34)	(0.07)
Net asset value, end of period	$9.54	$9.50
Total Return(d)
Based on net asset value	4.08%	(4.29)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%	0.13%(g)(h)
Total expenses after fees waived and/or reimbursed	0.00%(i)	0.00%(g)
Net investment income	3.25%	3.25%(g)
Supplemental Data
Net assets, end of period (000)	$2,064,087	$1,851,389
Portfolio turnover rate	15%	0%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.13%.
(i)	Amount is less than 0.005%.
(j)	Amount is less than 0.5%.
See notes to financial statements.
Financial Highlights
11

Notes to Financial Statements

1.
ORGANIZATION
 BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a non-diversified fund under the 1940 Act.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of the Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
12
2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or
Notes to Financial Statements
13

Notes to Financial Statements  (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
14
2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.06% of the average daily value of the Fund’s net assets.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate equal to 0.06% of the average daily value of the Fund’s net assets.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended January 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended January 31, 2026, the Manager waived $1,143,084 pursuant to this agreement.
The Administrator contractually agreed to waive its administration fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is shown as administration fees waived in the Statement of Operations. For the year ended January 31, 2026, the Administrator waived $1,143,084 pursuant to this agreement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit to the Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended January 31, 2026, the amount waived was $43,464.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its
Notes to Financial Statements
15

Notes to Financial Statements  (continued)

affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended January 31, 2026, the Fund paid BTC $5,965 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the year ended January 31, 2026, purchases and sales of investments, excluding short-term securities, were $501,348,791 and $288,591,149, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 01/31/26	Year Ended 01/31/25
iShares FTSE NAREIT All Equity REIT Index Fund
Ordinary income	$ 61,859,871	$ 12,000,100
Long-term capital gains	5,350,534	—
	$ 67,210,405	$ 12,000,100
16
2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of January 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
iShares FTSE NAREIT All Equity REIT Index Fund	$ 264,966	$ 5,567,457	$ (81,519,840)	$ (75,687,417)

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, accounting for swap agreements and characterization of corporate actions.

As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares FTSE NAREIT All Equity REIT Index Fund	$ 2,147,588,879	$ 122,083,220	$ (203,574,284)	$ (81,491,064)
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended January 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Notes to Financial Statements
17

Notes to Financial Statements  (continued)

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Year Ended 01/31/26		Period from 10/08/24(a) to 01/31/25
Fund Name	Shares	Amounts	Shares	Amounts
iShares FTSE NAREIT All Equity REIT Index Fund
Shares sold	32,321,688	$ 306,127,565	194,273,406	$ 1,932,240,068
Shares issued in reinvestment of distributions	7,248,500	67,210,405	1,287,564	12,000,100
Shares redeemed	(18,030,505)	(171,573,676)	(644,249)	(6,230,295)
	21,539,683	$ 201,764,294	194,916,721	$ 1,938,009,873

(a)	Commencement of operations.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
18
2026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders of iShares FTSE NAREIT All Equity REIT Index Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of iShares FTSE NAREIT All Equity REIT Index Fund of BlackRock FundsSM (the “Fund’’), including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from October 8, 2024 (commencement of operations) through January 31, 2025, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period from October 8, 2024 (commencement of operations) through January 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm
19

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended January 31, 2026:
Fund Name	Qualified Dividend Income
iShares FTSE NAREIT All Equity REIT Index Fund	$ 1,099,102
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended January 31, 2026:
Fund Name	Qualified Business Income
iShares FTSE NAREIT All Equity REIT Index Fund	$ 61,338,996
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended January 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends	25% Rate Long-Term Capital Gain Dividends
iShares FTSE NAREIT All Equity REIT Index Fund	$ 3,609,470	$ 1,741,064
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended January 31, 2026:
Fund Name	Federal Obligation Interest
iShares FTSE NAREIT All Equity REIT Index Fund	$ 223,098
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended January 31, 2026:
Fund Name	Interest Dividends
iShares FTSE NAREIT All Equity REIT Index Fund	$ 509,312
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended January 31, 2026:
Fund Name	Interest- Related Dividends
iShares FTSE NAREIT All Equity REIT Index Fund	$ 473,166
20
2026 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
21

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
22
2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
23

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item	8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item	9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: March 23, 2026